Subsequent Events (Details Narrative) - Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd [Member] - USD ($)	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 25, 2021
Forecast [Member]
Loan receivable	$ 5,000,000	$ 10,000,000	$ 5,000,000	$ 5,000,000	$ 1,500,000
Subsequent Event [Member]
Loan receivable						$ 26,500,000